Note 2 - Basis of Presentation and Recent Accounting Pronouncements - 10-Q	9 Months Ended
Sep. 30, 2013
Disclosure Text Block [Abstract]
Basis of Presentation and Significant Accounting Policies [Text Block]

2. Basis of Presentation and Recent Accounting Pronouncements

The accompanying unaudited interim consolidated financial statements as of and for the three and nine months ended September 30, 2013 have been prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”) for interim financial information and with the instructions to Form 10-Q. Accordingly, they do not include all of the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting only of normal recurring accruals) considered necessary for a fair presentation have been included. All intercompany balances and transactions have been eliminated in consolidation. Operating results for the three and nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for any future periods or the year ending December 31, 2013. The accompanying unaudited consolidated financial statements should be read in conjunction with the Company's 2012 Annual Report on Form 10-K filed with the Securities and Exchange Commission on February 26, 2013.

Revenue Recognition

Revenue is recognized pursuant to applicable accounting standards including FASB ASC Topic 605 (“ASC 605”), Revenue Recognition. ASC 605 summarizes certain points of the SEC staff’s views in applying generally accepted accounting principles to revenue recognition in financial statements and provides guidance on revenue recognition issues in the absence of authoritative literature addressing a specific arrangement or a specific industry.

The Company’s revenue recognition policy complies with the requirements of ASC 605. Revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred, (iii) the sales price is fixed or determinable, (iv) collection is probable and (v) all obligations have been substantially performed pursuant to the terms of the arrangement. Revenues are derived primarily from the sales and prototyping of Liquidmetal mold and bulk alloys as well as licensing and royalties for the use of the Liquidmetal brand and bulk Liquidmetal alloys. Revenue is deferred and included in liabilities when the Company receives cash in advance for goods not yet delivered or if the licensing term has not begun.

License revenue arrangements in general provide for the grant of certain intellectual property rights for patented technologies owned or controlled by the Company. These rights typically include the grant of an exclusive or non-exclusive right to manufacture and/or sell products covered by patented technologies owned or controlled by the Company. The intellectual property rights granted may be perpetual in nature, extending until the expiration of the related patents, or can be granted for a defined period of time.

Licensing revenues that are one time fees upon the granting of the license are recognized when (i) the license term begins in a manner consistent with the nature of the transaction and the earnings process, (ii) collectability is reasonably assured or upon receipt of an upfront fee, and (iii) all other revenue recognition criteria have been met. Pursuant to the terms of these types of licensing agreements, the Company has no further obligation with respect to the grant of the license once the license is granted. Licensing revenues that are related to royalties are recognized as the royalties are earned over the related period.

Fair Value Measurements

The estimated fair values of amounts reported in the consolidated financial statements have been determined using available market information and valuation methodologies, as applicable. The fair value of cash, trade receivables, prepaid expenses and other current assets, accounts payable, and accrued liabilities approximate their carrying value due to their short maturities. The fair value of non-current assets and liabilities approximate their carrying value unless otherwise stated. The carrying amounts reported for debt obligations approximate fair value due to the effective interest rate of these obligations reflecting the Company’s current borrowing rate.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Entities are required to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value based upon the following fair value hierarchy:

Level 1 —	Quoted prices in active markets for identical assets or liabilities;

Level 2 —

Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; and

Level 3 —	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company has one Level 2 financial instrument, that being warrants that are recorded at fair value on a periodic basis. Warrants are evaluated under the hierarchy of FASB ASC Subtopic 480-10, FASB ASC Paragraph 815-25-1 and FASB ASC Subparagraph 815-10-15-74 addressing embedded derivatives. The fair value of such warrants is estimated using the Black-Scholes option pricing model. The foregoing warrants have certain anti-dilution and exercise price reset provisions which qualify the warrants to be classified as a liability under FASB ASC 815 (see note 8).

The Company had one Level 3 financial instrument during the nine-months ended September 30, 2013, that being an embedded derivative that is recorded at fair value on a periodic basis. The embedded derivative is evaluated under the hierarchy of FASB ASC Subtopic 480-10, FASB ASC Paragraph 815-25-1 and FASB ASC Subparagraph 815-10-15-74 addressing embedded derivatives. The fair value of such embedded derivative is estimated using the Monte Carlo simulation model. The foregoing embedded derivative had certain anti-dilution and exercise price reset provisions which qualified the embedded derivative to be classified as a liability under FASB ASC 815. Upon the final settlement of the Senior Convertible Notes, this liability was extinguished as the underlying conversion option had been executed. As such, the fair value of the liability was reduced to zero upon conversion (see note 7).

As of September 30, 2013, the following table represents the Company’s fair value hierarchy for items that are required to be measured at fair value on a recurring basis:

	Fair Value	Level 1	Level 2	Level 3

Warrant liabilities	4,481	-	$4,481	-

Recent Accounting Pronouncements

Offsetting Assets and Liabilities

In December 2011 and December 2012, the FASB issued accounting standards updates modifying the disclosure requirements about the nature of an entity's rights of offsetting assets and liabilities in the consolidated balance sheet under master netting agreements and related arrangements associated with financial and derivative instruments. The guidance requires increased disclosure of the gross and net recognized assets and liabilities, collateral positions and narrative descriptions of setoff rights. The adoption of this pronouncement did not have a material impact on the Company’s Consolidated Financial Statements and accompanying disclosures.

Presentation of Items Reclassified out of Accumulated Other Comprehensive Income

In February 2013, the FASB issued an accounting standards update which requires disclosure related to items reclassified out of accumulated other comprehensive income (AOCI). The guidance requires entities to present separately, for each component of other comprehensive income (OCI), current period reclassifications and the remainder of the current-period OCI. In addition, for certain current period reclassifications, an entity is required to disclose the effect of the item reclassified out of AOCI on the respective line item of net income. The adoption of this pronouncement did not have a material impact on the Company’s Consolidated Financial Statements and accompanying disclosures.

Joint and Several Liabilities

In February 2013, the FASB issued an accounting standard update which modifies the requirements for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance requires companies to measure these obligations as the sum of the amount the company has agreed with co-obligors to pay and any additional amount it expects to pay on behalf of one or more co-obligors. This guidance is effective for all fiscal years, and interim periods within those years, beginning after December 31, 2013. The Company does not expect this guidance to have a material impact on the Company’s Consolidated Financial Statements.

Presentation of Unrecognized Tax Benefits

In July 2013, the FASB issued an accounting standards update which will require that an unrecognized tax benefit be presented on the balance sheet as a reduction of a deferred tax asset for a net operating loss ("NOL") or tax credit carryforward under certain circumstances. The guidance is effective for all fiscal years, and interim periods within those years, beginning December 15, 2013.  The Company does not expect this guidance to have a material impact on the Company’s Consolidated Financial Statements.